THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2012	Dec. 26, 2013
Investments
Goodwill	2,291,943,000	$ 2,291,943,000	$ 2,291,943,000	$ 2,291,943,000	$ 2,251,296,000
Accounts payable related to checks issued but not yet presented to bank	43,692,000	43,692,000	52,093,000
Financing lease obligations for failed sale leaseback transactions	80,645,000	80,645,000	85,902,000
Minimum
Investments
Lease terms	15 years
Maximum
Investments
Lease terms	20 years
Additional term for which leases can be extended	20 years
Predecessor | Trademark and trade name
Investments
Impairment of trademark and tradename		$ 0	$ 0
NCM
Investments
Ownership percentage	14.96%	14.96%		15.05%		4.00%
DCIP
Investments
Ownership percentage	29.00%	29.00%		29.00%
U.S. theatres and IMAX screen
Investments
Ownership percentage	50.00%	50.00%		50.00%
Number of U.S. theatres	2			2
Number of IMAX screens	1			1
Open Road Films
Investments
Ownership percentage	50.00%	50.00%
AC JV, LLC
Investments
Ownership percentage	32.00%	32.00%		32.00%		32.00%